Interest Revenue and Expenses (Details) - Schedule of loss from accounting hedge - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of loss from accounting hedge [Abstract]
Cash Flow hedge	$ (76,108)	$ (22,293)	$ (28,690)
Fair value hedge	(4,866)	(8,493)	(5,296)
Total	$ (80,974)	$ (30,786)	$ (33,986)